Operating Leases - Components of lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease cost:
Amortization of right-of-use assets	$ 3,967	$ 3,469	$ 4,100
Interest of lease liabilities	205	295	354
Expenses for short-term lease within 12 months	52	81	76
Total lease cost	$ 4,224	$ 3,845	$ 4,530